Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($)	Share capital USD ($) shares	Additional paid-in capital USD ($)	Treasury shares USD ($)	Accumulated deficit USD ($)
Beginning balance at Dec. 31, 2017		$ 1,685,301	$ 3,766	$ 2,283,591	$ (443,816)	$ (158,240)
Beginning balance (in shares) at Dec. 31, 2017 | shares			32,650,754
Adoption of accounting standards(3)	[1]	4				4
Net loss		(100,695)
Net loss for the period		(100,695)
Issuance of restricted stock, net of forfeitures		0	$ 51	(51)
Issuance of restricted stock, net of forfeitures (in shares) | shares			512,245
Amortization of restricted stock, net of forfeitures		13,180		13,180
Dividends paid	[2]	(6,579)		(6,579)
Equity component of issuance of Senior Convertible Notes due 2022		34,172		34,172
Equity issuance costs		4		4
Ending balance at Jun. 30, 2018		1,625,379	$ 3,817	2,324,309	(443,816)	(258,931)
Ending balance (in shares) at Jun. 30, 2018 | shares			33,162,999
Beginning balance at Dec. 31, 2017		1,685,301	$ 3,766	2,283,591	(443,816)	(158,240)
Beginning balance (in shares) at Dec. 31, 2017 | shares			32,650,754
Net loss for the period		319,600
Ending balance at Dec. 31, 2018		1,839,012	$ 5,776	2,648,599	(467,056)	(348,307)
Ending balance (in shares) at Dec. 31, 2018 | shares			51,397,562
Adoption of accounting standards(3)	[3]					(2,249)
Net loss		(15,244)				(15,244)
Share related to reverse stock split | shares			(62)
Stock Issued During Period, Shares, Reverse Stock Splits, Value			$ (5,198)
Increase (Decrease) Reverse stock split		(1)		5,197
Issuance of restricted stock, net of forfeitures		0	$ 2	(2)
Number of other equity instruments forfeited in share-based payment arrangement | shares			(2,500)
Issuance of restricted stock, net of forfeitures (in shares) | shares			220,250
Amortization of restricted stock, net of forfeitures		13,860		13,860
Dividends paid	[2]	(10,279)		(10,279)
Purchase of treasury shares		1			1
Purchase Of Treasury Shares, Average Cost Per Share | shares			(30)
Ending balance at Jun. 30, 2019		$ 1,825,098	$ 580	$ 2,657,375	$ (467,057)	$ (365,800)
Ending balance (in shares) at Jun. 30, 2019 | shares			51,615,220

[1]	Reflects the impact of the adoption of IFRS 15 - Revenue from Contracts with Customers, which was effective for annual periods beginning on January 1, 2018. Refer to Note 1 for further discussion.
[2]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.
[3]	Reflects the impact of the adoption of IFRS 16 - Leases, which was effective for annual periods beginning on January 1, 2019. Refer to Note 1 for further discussion.